33. Financial instruments and risk management (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Loans and financing	R$ 2,353,279	R$ 2,543,039
Suppliers - Forfeiting		554,467
Liquidity Risk [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Loans and financing	9,976,966	12,247,065
leases	7,584,192	9,105,368
Suppliers	1,645,194	1,296,406
Suppliers - Forfeiting	5,297	554,467
Derivatives liabilities	618,754	20,350
Liquidity risk	19,830,403	23,223,656
Liquidity Risk [member] | Less than 6 months [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Loans and financing	2,120,462	1,112,414
leases	647,850	1,257,430
Suppliers	1,612,536	1,286,264
Suppliers - Forfeiting	5,297	554,467
Derivatives liabilities	287,275	9,080
Liquidity risk	4,673,420	4,219,655
Liquidity Risk [member] | 6 to 12 Months [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Loans and financing	232,817	1,724,940
leases	669,158	1,018,266
Suppliers
Suppliers - Forfeiting
Derivatives liabilities
Liquidity risk	901,975	2,743,206
Liquidity Risk [member] | 1 to 5 Years [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Loans and financing	6,804,167	7,519,263
leases	4,763,614	5,862,268
Suppliers	32,658	10,142
Suppliers - Forfeiting
Derivatives liabilities	331,479	11,270
Liquidity risk	11,931,918	13,402,943
Liquidity Risk [member] | 2024 Thereafter [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Loans and financing	819,520	1,890,448
leases	1,503,570	967,404
Suppliers
Suppliers - Forfeiting
Derivatives liabilities
Liquidity risk	R$ 2,323,090	R$ 2,857,852